SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Mortgage Pass-Through Securities - 35.4%
Federal Home Loan Mortgage Corporation - 6.5%
148,452	4.00	7/1/25	154,883
823,597	5.00	5/1/42	895,296
1,199,949	5.00	9/1/43	1,309,380
52,840	5.82	10/1/37	57,884
414,441	6.50	12/1/34	468,918
1,755,986	6.50	11/1/35	1,964,191
2,149,349	6.50	9/1/39	2,440,751
202,283	6.88	2/17/31	227,305
56,501	7.00	8/1/27	58,536
728,083	7.00	4/1/28	785,863
4,560,907	7.00	12/1/31	5,109,378
497,771	7.00	2/1/37	554,283
402,855	7.00	4/1/37	464,322
5,380,581	7.00	10/1/37	6,340,730
2,805,338	7.00	10/1/38	3,273,051
64,742	7.38	12/17/24	67,797
87,889	7.50	1/1/31	90,601
473,658	7.50	1/1/32	537,221
289,625	7.50	8/1/32	312,677
10,553	7.95	10/1/25	10,577
10,054	7.95	11/1/25	10,076
60,931	8.00	5/1/31	62,954
61,436	8.00	11/1/36	70,709
119,757	8.00	1/1/37	137,382
110,236	8.50	12/1/21	114,182
129,558	8.50	6/20/27	147,892
31,299	8.50	12/1/29	33,941
92,687	8.50	3/1/31	105,807
12,241	9.00	11/1/25	12,371
35,373	9.00	3/20/27	35,554
87,158	9.00	2/17/31	89,367
88,173	9.00	5/1/31	98,322
10,089	9.50	12/17/21	10,071
253	10.00	9/1/20	253
1,725	10.00	3/1/21	1,731
8,564	10.00	3/17/25	8,574
647	10.00	3/25/25	650
9,371	10.00	7/1/30	9,459
128	11.00	8/25/20	128

			26,073,067

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

Federal National Mortgage Association - 16.0%
5,385,770	4.50	4/1/48		5,778,581
859,690	5.00	6/1/51		950,720
395,283	5.50	6/1/33		426,451
910,645	5.93	5/1/35		922,264
602,762	6.00	11/1/34		690,989
146,120	6.00	5/1/37		161,149
92,837	6.00	9/1/37		101,902
248,024	6.00	11/1/37		261,621
1,930,102	6.00	4/1/38		2,208,599
466,832	6.00	2/1/40		525,349
6,235,949	6.00	5/1/41		7,140,492
2,102,774	6.03	11/1/43		2,368,182
7,507	6.50	1/1/22		7,541
1,637,001	6.50	2/1/29		1,816,974
281,638	6.50	3/1/29		302,856
4,075,705	6.50	12/1/30		4,523,792
304,516	6.50	6/1/31		339,928
405,062	6.50	4/1/32		453,289
60,737	6.50	8/1/34		66,819
380,236	6.50	11/1/34		419,903
861,783	6.50	12/1/36		961,238
300,212	6.50	1/1/39		335,949
3,116,321	6.50	6/1/40		3,563,936
1,513,953	6.50	9/1/40		1,713,441
1,049,742	6.75	6/1/32		1,191,115
1,018,468	6.87	6/1/40		1,145,933
19,305	1 Mo. Libor + 2.25, 6.95%	8/1/21	[1]	19,053
16,188	7.00	9/1/21		16,522
59,401	7.00	3/1/22		60,967
72,803	7.00	6/1/22		74,502
47,360	7.00	1/1/24		49,366
30,038	7.00	2/1/26		31,687
73,349	7.00	9/1/27		78,206
41,992	7.00	10/1/27		45,173
163,889	7.00	11/1/27		179,173
36,042	7.00	1/1/28		38,650
34,529	7.00	10/1/32		37,509
4,228,208	7.00	12/1/32		4,885,015
95,653	7.00	7/1/33		106,258
116,794	7.00	7/1/34		132,503
11,232	7.00	12/1/37		12,273
2,323,034	7.00	3/1/39		2,765,895
5,268,498	7.00	1/1/40		6,023,718
591,974	7.00	9/1/47		630,240
18,711	7.50	6/1/22		19,118
3,138	7.50	8/1/22		3,148
17,594	7.50	12/1/22		17,705
29,648	7.50	3/1/23		29,870
130,721	7.50	4/1/32		145,195
10,276	7.50	8/1/32		10,513
182,339	7.50	1/1/34		202,657
3,831,506	7.50	10/1/38		4,499,793

DECEMBER 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

1,656,351	7.50	11/1/38	1,937,292
15,574	7.57	7/20/30	15,714
55,835	8.00	10/1/23	57,355
188,047	8.00	6/1/25	200,611
6,763	8.00	7/20/28	6,831
89,353	8.00	2/1/31	101,987
216,546	8.00	1/1/32	234,330
204,640	8.00	11/1/37	239,345
324,292	8.00	3/1/38	389,528
93,006	8.09	11/15/31	103,488
38	8.33	7/15/20	38
10,076	8.47	8/20/25	10,191
79,264	8.50	11/1/26	82,945
69,123	8.50	3/1/28	71,933
55,466	8.50	10/1/28	63,217
13,222	8.50	11/1/28	13,731
186,059	8.50	4/1/29	208,490
44,109	8.50	10/1/29	44,527
82,343	8.50	7/1/30	94,605
59,289	8.50	8/1/30	71,190
214,330	8.50	4/1/32	258,590
227,173	8.50	1/1/37	262,624
16,420	9.00	9/1/24	16,588
8,270	9.00	6/15/25	8,374
25,945	9.00	5/15/28	26,370
40,864	9.00	6/1/30	44,732
81	9.00	7/1/30	82
22,206	9.00	10/1/30	24,143
121,577	9.00	2/1/31	131,231
21,070	9.00	7/1/31	21,125
31,382	9.00	10/1/31	35,942
69,261	9.00	8/1/37	72,561
23,667	9.00	1/1/38	23,869
163,168	9.00	2/1/38	178,233
4,476	9.24	3/15/22	4,527
2,183	9.50	7/1/20	2,189
89	9.50	12/15/20	90
133	9.50	4/15/21	134
21,244	9.50	8/1/24	21,459
138,867	9.50	5/1/29	158,617
25,159	9.50	4/1/30	28,123
141,052	9.50	8/1/31	161,476
30,881	10.00	2/1/28	31,420
98,785	10.00	6/1/30	111,672
2,136	10.50	6/1/28	2,139

			64,067,380

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Government National Mortgage Association - 12.0%
161,779	4.00	12/15/24	168,538
597,150	4.00	10/20/30	623,183
9,669,983	4.00	8/20/31	10,091,773
940,601	4.00	12/20/31	981,675
753,196	4.25	10/20/31	792,070
485,160	4.25	3/20/37	509,799
2,127,656	4.75	9/20/31	2,270,973
84,165	5.50	9/15/25	89,850
1,082,111	5.50	5/15/29	1,155,223
2,428,035	5.75	2/15/29	2,634,610
820,944	5.75	10/20/31	898,830
575,310	6.00	9/15/33	636,684
416,664	6.00	2/20/47	474,741
4,068,065	6.00	7/20/47	4,435,794
64,987	6.25	12/15/23	70,476
785,247	6.25	4/15/29	867,531
119,321	6.50	11/15/23	125,786
476,240	6.50	4/15/24	500,877
912,006	6.50	2/20/28	1,027,370
451,660	6.50	2/20/29	485,032
557,270	6.50	7/20/34	641,484
3,197,412	6.50	2/15/35	3,619,820
17,050	6.50	12/20/38	17,942
335,285	6.50	1/20/39	377,524
192,361	6.50	2/20/39	220,147
354,255	6.50	4/20/39	404,267
469,097	6.50	6/20/39	534,969
692,156	6.50	8/20/39	781,406
480,670	6.50	4/20/43	543,907
4,951,517	7.00	8/15/29	5,593,952
5,204,211	7.00	10/15/29	5,911,349
279,593	7.00	10/15/36	322,543

			47,810,125

Small Business Administration - 0.9%
1,444,272	5.33	8/25/36	1,567,814
1,953,003	5.33	9/25/36	2,114,779

			3,682,593

Total Mortgage Pass-Through Securities (cost: $140,099,619)			141,633,165

U.S. Treasury / Federal Agency Securities - 0.2%
U.S. Treasury Note:
1,000,000	1.63	8/15/29	974,961

Total U.S. Treasury / Federal Agency Securities (cost: $980,228)

2

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

Collateralized Mortgage Obligations - 58.6%
Federal Home Loan Mortgage Corporation - 16.0%
420,202	5.00	2/15/23		435,141
1,819,421	5.42	7/25/32	[1]	2,001,946
496,135	5.52	5/15/38	[1]	533,202
3,161	6.00	9/15/21		3,227
1,813,827	6.00	1/15/33		2,144,668
2,492,507	6.00	5/15/36		2,858,284
3,581,561	6.00	9/15/42		4,065,970
32,290	6.25	5/15/29		34,928
120,588	6.50	9/15/23		127,854
50,210	6.50	3/15/24		53,735
16,548	6.50	2/15/30		18,366
1,035,089	6.50	8/15/31		1,171,296
184,882	6.50	1/15/32		208,388
77,900	6.50	3/15/32		86,317
451,118	6.50	6/25/32		511,197
221,697	6.50	7/15/32		250,866
5,489,262	6.50	5/15/33		6,290,487
950,893	6.50	5/15/35		1,108,736
530,079	6.50	8/15/39		608,863
789,815	6.50	2/25/43		919,526
597,136	6.50	3/25/43		679,500
714,127	6.50	7/25/43		843,730
627,014	6.50	10/25/43		745,310
4,727,253	6.50	8/15/45		5,603,313
1,651,282	6.50	2/15/49		1,883,483
17,335	6.70	9/15/23		18,449
492,102	6.95	3/15/28		545,482
27,756	7.00	10/15/22		28,933
7,156	7.00	11/15/22		7,449
230,517	7.00	3/25/23		240,259
10,336	7.00	4/15/23		10,876
44,976	7.00	7/15/23		47,813
107,405	7.00	1/15/24		114,564
59,717	7.00	3/15/24		63,540
85,782	7.00	8/15/25		93,694
72,972	7.00	9/15/26		80,022
126,537	7.00	6/15/29		142,660
730,662	7.00	8/15/29		785,167
418,924	7.00	10/20/29		480,863
418,506	7.00	11/15/29		425,527
978,484	7.00	12/15/29		995,230
102,055	7.00	1/15/30		117,022
267,197	7.00	10/15/30		310,664
153,231	7.00	7/15/31		175,715
103,458	7.00	4/15/32		116,340
612,745	7.00	5/15/32		710,439
3,523,348	7.00	8/15/41		3,995,175
3,676,839	7.00	2/25/43		4,337,781
760,422	7.00	3/25/43		869,592
909,936	7.00	7/25/43		1,095,980
1,752,842	7.00	9/25/43		2,017,153

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
2,428,982	7.00	3/15/49		2,786,161
12,775	7.50	10/15/21		13,138
44,388	7.50	7/15/22		46,022
102,274	7.50	3/15/23		108,196
388,060	7.50	4/15/23		410,094
56,851	7.50	9/20/26		63,977
272,902	7.50	3/15/28		311,399
364,203	7.50	9/15/29		423,151
134,770	7.50	12/15/29		152,676
213,421	7.50	6/15/30		249,199
310,478	7.50	8/15/30		355,860
490,674	7.50	9/15/30		577,781
118,341	7.50	11/15/30		136,949
2,815,620	7.50	6/15/34		3,367,035
1,177,074	7.50	8/25/42	[1]	1,444,412
874,234	7.50	9/25/43		1,006,132
20,984	8.00	7/15/21		21,259
407,855	8.00	2/15/23		432,770
29,503	8.00	4/25/24		31,406
132,682	8.00	2/15/27		150,990
149,794	8.00	11/20/29		174,169
178,854	8.00	1/15/30		208,682
7,669	8.25	6/15/22		8,108
9,480	8.30	11/15/20		9,669
238	8.50	10/15/22		238
111,064	8.50	3/15/25		124,836
30,876	8.50	3/15/32		35,546

				63,664,577

Federal National Mortgage Association - 24.3%
746,140	2.55	7/25/37	[1]	716,455
640,605	3.87	8/25/43	[1]	659,977
260,705	4.55	6/25/43		279,801
743,665	5.00	6/25/43		803,520
699,253	5.36	6/25/42		776,704
1,033,027	5.50	9/25/33		1,139,268
4,578,402	5.50	6/25/40		5,136,022
1,294,536	5.57	12/25/53	[1]	1,477,973
2,763,339	5.64	2/25/42	[1]	2,997,986
1,778,768	5.68	10/25/42	[1]	1,993,774
993,103	5.81	12/25/42	[1]	1,071,371
829,132	5.81	8/25/43		913,181
1,901,107	6.00	5/25/30		2,135,300
2,831,609	6.00	5/25/36		3,294,575
202,685	6.00	6/25/36		243,984
2,422,685	6.00	11/25/43		2,733,613
754,980	6.00	9/25/46		827,637
2,862,258	6.00	2/25/48		3,160,215
1,227,459	6.32	8/25/47	[1]	1,363,914
273,058	6.50	8/20/28		294,477
1,023,840	6.50	1/25/32		1,169,303
167,933	6.50	3/25/32		193,811
401,437	6.50	6/25/32		458,074

DECEMBER 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
287,455	6.50	7/25/36		330,085
102,444	6.50	9/25/36		115,057
247,890	6.50	3/25/42		279,596
1,603,083	6.50	5/25/42		1,852,044
4,210,261	6.50	7/25/42		4,696,889
311,851	6.50	9/25/42		354,876
786,984	6.50	11/25/42		880,652
3,690,488	6.50	7/25/44		4,085,458
447,018	6.56	9/25/37	[1]	513,156
323,742	6.62	2/25/45	[1]	376,832
3,472,148	6.75	6/25/32		4,034,002
659,117	6.75	4/25/37		729,346
88,365	6.85	12/18/27		98,647
456,514	6.91	8/25/37	[1]	491,217
631	7.00	1/25/21		641
6,505	7.00	7/25/22		6,730
12,512	7.00	11/25/22		13,118
23,789	7.00	12/25/22		25,001
18,911	7.00	6/25/23		19,945
560,506	7.00	4/25/24		593,899
179,788	7.00	9/18/27		200,001
3,879,154	7.00	5/25/31		4,357,971
1,366,556	7.00	12/25/33		1,565,366
282,571	7.00	9/25/40		315,376
560,311	7.00	10/25/41		631,796
268,222	7.00	11/25/41		316,330
362,890	7.00	12/25/41		414,847
1,043,372	7.00	1/25/42		1,199,860
1,032,591	7.00	7/25/42		1,203,553
2,477,618	7.00	2/25/44		2,850,241
121,593	7.00	8/25/44		141,849
35,668	7.50	8/20/27		40,329
249,192	7.50	10/25/40		285,729
706,103	7.50	11/25/40		750,012
839,699	7.50	6/19/41	[1]	974,236
1,656,105	7.50	7/25/41		1,932,927
1,003,994	7.50	8/25/41		1,173,040
299,810	7.50	11/25/41		354,045
552,608	7.50	1/25/42		645,845
3,784,121	7.50	5/25/42		4,493,671
406,839	7.50	6/25/42		471,695
3,480,232	7.50	8/25/42	[1]	4,177,866
1,209,222	7.50	2/25/44		1,419,325
699,946	7.50	3/25/44		796,160
796,984	7.50	5/25/44		947,535
57,778	7.50	10/25/44		67,594
5,358,319	7.50	1/25/48		6,341,322
668,266	7.99	11/25/37	[1]	786,103
35,620	8.00	7/25/22		37,422
58,690	8.00	7/18/27		65,942
442,132	8.00	7/25/44		513,425
349,811	8.09	11/25/37	[1]	411,626

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
49,509	8.40	10/25/42	[1]	59,462
4,099	8.50	1/25/21		4,120
4,538	8.50	9/25/21		4,637
12,383	8.50	1/25/25		13,694
568,115	8.50	6/25/30		669,364
233	8.75	9/25/20		236
1,834	8.95	10/25/20		1,862
2	9.00	3/25/20		2
2,127	9.00	5/25/20		2,138
179	9.00	6/25/20		180
121	9.00	7/25/20		123
1,265	9.00	9/25/20		1,282
1,000	9.00	10/25/20		1,017
16,013	9.00	1/25/21		16,382
5,915	9.00	8/25/22		6,333
65,221	9.00	11/25/28		73,946
417,514	9.00	6/25/30		508,677
72,244	9.00	10/25/30		87,536
128,709	9.38	6/25/32	[1]	146,843
220	9.50	3/25/20		221
13	9.50	4/25/20		13
1,572	9.50	11/25/20		1,599
83,205	9.50	11/25/31		99,163
236,674	9.50	12/25/41		280,515
299	9.60	3/25/20		299
1,092,752	11.28	9/25/42	[1]	1,405,636
368,546	11.32	6/25/44	[1]	420,364
21,886	21.50	3/25/39	[1]	34,142

				97,060,951

Government National Mortgage Association - 16.1%
500,000	5.50	9/20/39		595,151
3,009,721	5.52	11/20/45	[1]	3,414,190
6,221,669	5.64	4/20/40	[1]	7,162,209
851,024	5.99	11/20/43	[1]	960,337
2,346,090	6.00	11/20/33		2,610,486
673,247	6.00	12/20/35		769,158
435,929	6.00	3/20/42		494,752
7,400,911	6.00	3/20/49		8,202,294
1,975,677	6.00	5/20/49		2,190,631
1,140,426	6.05	10/20/40	[1]	1,299,181
2,567,694	6.13	1/20/39	[1]	2,997,206
523,108	6.40	4/20/37	[1]	586,564
2,663,679	6.47	6/20/41	[1]	3,048,952
301,809	6.50	5/16/32		301,543
1,314,260	6.50	7/20/32		1,313,985
536,412	6.50	2/20/37		606,294
231,703	6.50	9/16/38		259,534
4,274,194	6.50	8/20/48		5,062,232
3,961,100	6.50	1/20/49		4,546,581
849,339	6.58	7/20/39	[1]	977,888
1,634,683	6.63	9/20/44	[1]	1,898,079
582,913	6.65	4/20/39	[1]	681,326
1,293,939	6.87	8/20/40	[1]	1,509,803

4

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
846,421	6.99	6/20/45	[1]	973,263
156,112	7.00	9/16/33		179,436
457,835	7.00	5/20/42		525,779
2,423,525	7.00	10/20/48		2,846,345
844,349	7.14	12/20/33	[1]	962,508
1,864,968	7.30	8/20/38	[1]	2,151,455
4,586,615	7.43	7/20/44	[1]	5,263,401

				64,390,563

Vendee Mortgage Trust - 2.2%
1,428,346	6.48	3/15/25	[1]	1,606,406
2,152,735	6.50	8/15/31		2,486,781
1,029,238	6.50	10/15/31		1,185,921
820,961	6.75	2/15/26		911,553
914,677	7.00	3/15/28		1,032,032
126,525	7.25	9/15/22		130,005
294,185	7.25	9/15/25		325,677
455,429	7.75	5/15/22		476,716
382,041	7.75	9/15/24		415,359
142,237	8.00	2/15/25		158,485
87,494	8.29	12/15/26		98,490

				8,827,425

Total Collateralized Mortgage Obligations (cost: $229,243,360)				233,943,516

Asset-Backed Securities - 1.9%

Federal Home Loan Mortgage Corporation - 0.3%
555	6.09	9/25/29	[1]	549
1,114,061	7.16	7/25/29		1,247,787

				1,248,336

Federal National Mortgage Association - 0.5%
14,938	1 Mo. Libor + 0.34, 1.98%	11/25/32	[1]	14,638
417,798	4.66	9/26/33	[14]	473,098
152,383	4.71	10/25/33	[14]	160,611
1,013,391	5.69	2/25/33	[14]	1,104,221
2,433	6.47	10/25/31	[14]	2,490
11,042	6.49	5/25/32	[14]	11,681
147,009	6.59	10/25/31	[14]	155,165
885	6.83	7/25/31	[14]	887
7,254	7.80	6/25/26	[1]	8,182

				1,930,973

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Small Business Administration - 1.1%
412,462	5.78	8/1/27	440,871
1,770,088	5.87	7/1/28	1,906,767
1,482,993	6.02	8/1/28	1,600,430
98,796	7.13	10/1/20	99,359
123,130	7.33	8/1/20	123,976
46,689	8.03	5/1/20	47,009

			4,218,412

Total Asset-Backed Securities (cost: $7,118,712)			7,397,721

Quantity	Name of Issuer		Fair Value ($)

Short-Term Securities - 3.1%
12,280,773	Fidelity Inst. Money Mkt. Gvt. Fund, 1.49%		12,280,773

(cost: $12,280,773)
Total Investments in Securities - 99.2% (cost: $389,722,692)			396,230,136

Call Options Written [10,19] - (0.1%) (premiums received: $530,401)			(219,211)

Other Assets and Liabilities, net - 0.9%			3,517,804

Total Net Assets - 100.0%			$399,528,729

[1]

Variable rate security. Rate disclosed is as of December 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[10]	The amount of $2,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of December 31, 2019.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of December 31, 2019.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

DECEMBER 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Sit U.S. Government Securities Fund (Continued)

(19) Options outstanding as of December 31, 2019 were as follows:

Description	Contracts	Exercise Price ($)	Expiration Date	Counterparty	Notional Amount ($)	Cost/ Premiums ($)	Value ($)
Call Options Written - U.S. Treasury Futures:
5-Year	597	118.75	February 2020	Societe Generale	70,893,750	(530,401)	(219,211)

A summary of the levels for the Fund’s investments as of December 31, 2019 is as follows:

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Assets
Mortgage Pass-Through Securities	—	141,633,165	—	141,633,165
U.S. Treasury / Federal Agency Securities	—	974,961	—	974,961
Collateralized Mortgage Obligations	—	233,943,516	—	233,943,516
Asset-Backed Securities	—	7,397,721	—	7,397,721
Short-Term Securities	12,280,773	—	—	12,280,773

	12,280,773	383,949,363	—	396,230,136
Liabilities
Call Options Written	(219,211)	—	—	(219,211)

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

6